FORM 13F HR

13FHR/A COVER PAGE

Report for the Calendar Year or Quarter Ended JUN 30, 2008
                                              _________________


CHECK HERE IF AMENDMENT:         [  ] AMENDMENT NUMBER:___
This amendment (check only one): [  ] is a restatement
                                 [  ] adds new holding entries

Institutional Investment Manager Filing this report:
Name: Oldfield Partners LLP
Address: 130 Buckingham Palace Road
London SW1W 9SA, United Kingdom

Form 13f - File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report of the Reporting Manager:

NAME:  Robert White
Title: Compliance Officer
Phone: +44-207-2591009

Signature, Place and Date of Signing

SIGNATURE:	Robert White


PLACE:		London, UNITED KINGDOM


DATE:		DECEMBER 24, 2010
                _________________

REPORT TYPE:
____________

[x] 13 F HOLDINGS REPORT (check here if all holdings of this reporting managerare reported in this report)

[ ] 13 F NOTICE  (check here if no holdings reported are in this report,and all holdings are reported by
                  other managers)

[ ] 13 F COMBINATION REPORT (check here if a portion of the holdings for this reporting manager are reported
                             in this report and a portion are reported by other reporting managers)

LIST OF OTHER MANAGERS REPORTING FOR THIS MANAGER:  None

				REPORT SUMMARY
				=============

NUMBER OF OTHER INCLUDED MANAGERS:	0
_________________________________       ==

FORM 13F INFORMATION TABLE TOTAL:	17 entries
_________________________________       ==========


FORM 13F INFORMATION TABLE VALUE TOTAL:	USD 1159165.857 (THOUSANDS)
_______________________________________ ==========================


LIST OF OTHER INCLUDED MANAGERS:        NONE
________________________________        ====

                      FORM 13F INFORMATION TABLE
                      ___________________________

COL                  COL        COL       COL         COL          COL  COL  COL
1                    2          3         4           5            6    7    8
_______________________________________________________________________________
	             Title of             Value       SH/          INV  OTH  VOTE
Name of Issuer	     Class      CUSIP     (x$1000)    PRN          DISC MGRS AUTH
_______________________________________________________________________________

AIG	             COM	026874784 601,998.340 1137563   SH Sole	None Sole
AIG            	     COM	026874784 16,511.040  31200	SH Sole	None None
ARLINGTON ASSET INVT COM	041356205 57.150      38100	SH Sole	None Sole
CONOCOPHILLIPS	     COM	20825C104 142,043.641 1504859	SH Sole	None Sole
CONOCOPHILLIPS	     COM	20825C104 3,709.527   39300	SH Sole	None None
DR HORTON INC	     COM	23331A109 53,973.325  4974500	SH Sole	None Sole
DR HORTON INC	     COM	23331A109 1,344.207   123890	SH Sole	None None
ESTEE LAUDER         COM	518439104 102.190     2200	SH Sole	None Sole
JOHNSON & JOHNSON    COM	478160104 119,630.193 1859344	SH Sole	None Sole
JOHNSON & JOHNSON    COM	478160104 3,619.125   56250	SH Sole	None None
KOOKMIN BANK	     ADR	50049M109 3,560.275   60849	SH Sole	None Sole
LEXMARK INT          COM	529771107 93.604      2800	SH Sole	None Sole
MICROSOFT CORP	     COM	594918104 126,562.451 4600598	SH Sole	None Sole
MICROSOFT CORP	     COM	594918104 3,292.947   119700	SH Sole	None None
NATUZZI SPA          ADR	63905A101 47.212      14800	SH Sole	None Sole
PETROLEO BRASILEIRO  ADR	71654V408 6,665.670   94108	SH Sole	None Sole
PHILIPPINE LONG DIST ADR	718252604 5,099.901   95468	SH Sole	None Sole
PULTEGROUP INC	     COM	745867101 29,180.768  3030194	SH Sole	None Sole
PULTEGROUP INC	     COM	745867101 747.288     77600	SH Sole	None None
SK TELECOM CO LTD    ADR	78440P108 5,278.446   254138	SH Sole	None Sole
TAIWAN SEMICONDUCTOR ADR	874039100 29,672.413  2747115	SH Sole	None Sole
TAIWAN SEMICONDUCTOR ADR	874039100 1,877.957   173864	SH Sole	None None
TOLL BROTHERS INC    COM	889478103 93.650      5000	SH Sole	None Sole
TURKCELL ILETISIM    ADR	900111204 4,004.538   275226	SH Sole	None Sole